Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Intangible assets
Intangible assets:

	December 31, 2018	December 31, 2017
Intellectual property acquired from UTC	$1,417	$1,864
Intellectual property acquired from H2 Logic A/S	43	129
Intellectual property acquired from Protonex	787	8,507
Internally generated fuel cell intangible assets	1,199	1,690
ERP management reporting software system	4,825	5,738
Intellectual property acquired by Ballard Power Systems Europe	14	22
	$8,285	$17,950

10.	Intangible assets (cont'd):

Intangible assets		Accumulated	Net carrying
Balance	Cost	amortization	amount
At January 1, 2017	$66,171	$48,088	$18,083
Additions to and acquisition of intangible assets	3,376	—	3,376
Amortization expense	—	2,309	(2,309)
Impairment charges (note 28)	—	1,200	(1,200)
At December 31, 2017	69,547	51,597	17,950
Amortization expense	—	2,354	(2,354)
Disposals	(9,138)	(1,827)	(7,311)
At December 31, 2018	$60,409	$52,124	$8,285

Amortization expense on intangible assets is allocated to research and product development expense or general and administration expense depending upon the nature of the underlying assets. In 2018, amortization of $2,354,000 (2017 - $2,309,000) was recorded.
During the year ended December 31, 2018, the Corporation disposed of intangible assets of $7,311,000 related to Protonex' Power Manager business (note 27).
During the year ended December 31, 2017, the Corporation recorded an impairment loss on intellectual property of $1,200,000 related to the write-off of certain Protonex Solid Oxide Fuel Cell assets to their estimated net realizable value of $nil (note 28).